Business Combinations (Acquisition of RaidCall, Allocation of Consideration of Assets Acquired and Liabilities Assumed Based on Fair Values) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 24, 2013
Business Acquisition [Line Items]
Goodwill	$ 111,082	$ 258,997	$ 180,252
TalkTalk [Member]
Business Acquisition [Line Items]
Cash consideration				$ 47,627
Tangible assets				20,016
Identifiable intangible assets acquired				17,888
Goodwill				33,740
Fair value of non-controlling interest				(17,172)
Liabilities assumed				(6,845)
Total				$ 47,627